OTHER RECEIVABLES, NET - Summary of Other receivables, net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 29, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Current Portion
Allowance for credit losses	¥ (1,168,576)	$ (169,401)	¥ (619,444)	¥ (918,153)	¥ (619,444)	$ (89,797)
Other receivable - current portion	2,767,204	401,143	5,501,833
Third parties
Current Portion
Business advances to officers and staffs	606,319	87,894	1,441,807
Deposits for projects	1,895,762	274,816	3,259,236
VAT recoverable	424,668	61,561	437,095
Others	1,629,031	236,150	2,547,520
Subtotal	4,555,780	660,421	7,685,658
Less: Long term portion	(620,000)	(89,877)	(1,564,381)
Allowance for credit losses	(1,168,576)	(169,401)	(619,444)
Other receivable - current portion	¥ 2,767,204	$ 401,143	¥ 5,501,833